CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net sales	$ 40,932	$ 54,074	$ 64,783
Cost of sales	37,788	47,264	55,318
Gross profit	3,144	6,810	9,465
Selling, general and administrative expenses	10,327	10,803	12,273
Other income (expenses), net	(62)	274	639
Operating loss	(7,245)	(3,719)	(2,169)
Non-operating income, net	379	2,056	1,190
Loss before income taxes	(6,866)	(1,663)	(979)
Income taxes (note 10)	624	328	482
Net loss attributable to Deswell Industries, Inc.	(7,490)	(1,991)	(1,461)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	57	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (7,433)	$ (1,273)	$ (2,207)
Basic:
Net loss per share	$ (0.46)	$ (0.12)	$ (0.09)
Weighted average common shares outstanding (shares in thousands)	16,186	16,467	16,197
Diluted:
Net loss per share	$ (0.46)	$ (0.12)	$ (0.09)
Weighted average common and potential common shares (shares in thousands)	16,186	16,467	16,197